Long-Term Debt And Lines Of Credit (Schedule of Principal Payments of the Term Loan) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total	$ 108,750	$ 91,250
Term Notes [Member]
Debt Instrument [Line Items]
2017	8,750
2018	10,000
2019	65,000
Total	$ 83,750	$ 91,250